PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
VY
®
CBRE Global
Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.8%
Australia : 5.7%
105,778
Charter Hall Group
$ 1,378,343
1.3
132,405
Goodman Group
2,377,134
2.3
318,393
GPT Group
1,007,088
0.9
297,892
Scentre Group
687,335
0.6
362,734
Vicinity Ltd.
591,761
0.6
6,041,661
5.7
Belgium : 1.3%
10,857
Aedifica SA
879,069
0.8
19,896  Warehouses De Pauw
CVA
518,286
0.5
1,397,355
1.3
Canada : 1.0%
9,713  Boardwalk Real Estate
Investment Trust
439,532
0.4
11,307  Granite Real Estate
Investment Trust
664,879
0.6
1,104,411
1.0
France : 4.6%
19,600
Carmila SA
380,875
0.4
46,471
Klepierre SA
1,744,631
1.7
23,170
Mercialys SA
312,946
0.3
21,502  Unibail-Rodamco-
Westfield
2,372,232
2.2
4,810,684
4.6
Germany : 1.0%
308,798
Sirius Real Estate Ltd.
378,477
0.4
41,526
TAG Immobilien AG
651,908
0.6
1,030,385
1.0
Hong Kong : 3.8%
71,635
CK Asset Holdings Ltd.
409,880
0.4
84,300  Hongkong Land Holdings
Ltd.
656,949
0.6
78,812
Link REIT
365,279
0.3
94,043  Sun Hung Kai Properties
Ltd.
1,565,895
1.5
350,677
Swire Properties Ltd.
1,027,223
1.0
4,025,226
3.8
Japan : 8.9%
459
Activia Properties, Inc.
406,869
0.4
329  Daiwa Office Investment
Corp.
682,446
0.6
519  Frontier Real Estate
Investment Corp.
277,275
0.3
375
GLP J-Reit
305,992
0.3
823  Invincible Investment
Corp.
309,654
0.3
673  Japan Hotel REIT
Investment Corp.
319,411
0.3
632  Japan Logistics Fund,
Inc.
381,523
0.4
482  Japan Prime Realty
Investment Corp.
295,451
0.3
421
LaSalle Logiport REIT
395,112
0.4
13,400
Mitsubishi Estate Co. Ltd.
371,937
0.3
248,200
Mitsui Fudosan Co. Ltd.
2,645,921
2.5
1,467
Orix JREIT, Inc.
894,147
0.8
54,800  Sumitomo Realty &
Development Co. Ltd.
1,554,995
1.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
23,800
Tokyo Tatemono Co. Ltd.
$ 549,074
0.5
9,389,807
8.9
Netherlands : 0.3%
9,101  Eurocommercial
Properties NV
275,634
0.3
Singapore : 3.2%
787,200  CapitaLand Integrated
Commercial Trust
1,411,652
1.3
836,900  Centurion
Accommodation Reit
719,853
0.7
105,400
City Developments Ltd.
677,034
0.7
1,235,800  Lendlease Global
Commercial REIT
516,490
0.5
3,325,029
3.2
Spain : 0.5%
33,731  Merlin Properties Socimi
SA
549,560
0.5
Sweden : 1.3%
53,960
Castellum AB
624,150
0.6
6,164
Catena AB
287,493
0.2
26,526
Pandox AB
502,687
0.5
1,414,330
1.3
Switzerland : 0.4%
2,231  PSP Swiss Property AG,
Reg
442,965
0.4
United Kingdom : 3.7%
41,063
Big Yellow Group PLC
462,899
0.4
99,850  Land Securities Group
PLC
736,513
0.7
507,015  LondonMetric Property
PLC
1,224,735
1.2
256,612  Primary Health Properties
PLC
308,571
0.3
603,865
Tritax Big Box REIT PLC
1,137,303
1.1
3,870,021
3.7
United States : 62.1%
23,808
(1)
American Healthcare
REIT, Inc.
1,122,785
1.1
47,656  American Homes 4 Rent
- Class A
1,330,555
1.3
8,815
(1)
Boston Properties, Inc.
457,498
0.4
67,351  Brixmor Property Group,
Inc.
1,939,709
1.9
13,372
Camden Property Trust
1,305,909
1.3
32,907
Cousins Properties, Inc.
742,711
0.7
29,675
CubeSmart
1,087,589
1.0
1,158
Digital Realty Trust, Inc.
208,683
0.2
9,931  EastGroup Properties,
Inc.
1,838,129
1.8
7,390
Equinix, Inc.
7,243,974
6.9
23,008
Equity Residential
1,360,923
1.3
31,197  Essential Properties
Realty Trust, Inc.
947,141
0.9
31,466  First Industrial Realty
Trust, Inc.
1,820,308
1.7
31,569  Gaming and Leisure
Properties, Inc.
1,400,717
1.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
22,839
Getty Realty Corp.
$ 726,280
0.7
3,737  Hilton Worldwide
Holdings, Inc.
1,136,347
1.1
26,626
Iron Mountain, Inc.
2,719,580
2.6
9,522  Mid-America Apartment
Communities, Inc.
1,162,827
1.1
53,625  Omega Healthcare
Investors, Inc.
2,349,847
2.2
42,314
Prologis, Inc.
5,593,064
5.3
1,934
Public Storage
523,882
0.5
33,987
Realty Income Corp.
2,079,325
2.0
21,117
Regency Centers Corp.
1,597,712
1.5
27,826  Simon Property Group,
Inc.
5,190,384
4.9
38,898
STAG Industrial, Inc.
1,402,662
1.3
6,734
Sun Communities, Inc.
848,215
0.8
23,036
UDR, Inc.
778,156
0.7
31,684
Ventas, Inc.
2,591,117
2.5
116,059
VICI Properties, Inc.
3,170,732
3.0
25,824
Vornado Realty Trust
671,166
0.6
50,667
Welltower, Inc.
10,017,373
9.5
65,365,300
62.1
Total Common Stock
(Cost $83,427,512)
103,042,368
97.8
Total Long-Term
Investments
(Cost $83,427,512)
103,042,368
97.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.5%
Repurchase Agreements : 1.5%
1,000,000
(2)
Citadel Securities LLC,
Repurchase Agreement
dated 03/31/2026,
3.730%, due 04/01/2026
(Repurchase Amount
$1,000,102, collateralized
by various U.S.
Government Securities,
0.000%-5.375%, Market
Value plus accrued
interest $1,020,106, due
04/15/26-02/15/56)
1,000,000
0.9
96,903
(2)
National Bank Financial
Inc., Repurchase
Agreement dated
03/31/2026, 3.710%, due
04/01/2026 (Repurchase
Amount $96,913,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$98,841, due 04/01/26)
96,903
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
501,000
(2)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%, due
04/01/2026 (Repurchase
Amount $501,050,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $511,020, due
05/05/26-01/15/66)
$ 501,000
0.5
Total Repurchase
Agreements
(Cost $1,597,903)
1,597,903
1.5
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.0%
1,029,964
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.560%
(Cost $1,029,964) $ 1,029,964 1.0
Total Short-Term
Investments
(Cost $2,627,867)
2,627,867
2.5
Total Investments in
Securities
(Cost $86,055,379) $ 105,670,235 100.3
Liabilities in Excess of
Other Assets (338,946) (0.3)
Net Assets $ 105,331,289 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
REIT Diversiﬁcation
Percentage
of Net Assets
Retail REITs 19.4%
Industrial REITs 16.8
Health Care REITs 16.4
Specialized REITs 10.1
Diversified Real Estate Activities 7.0
Diversified REITs 4.8
Real Estate Operating Companies 4.3
Other Specialized REITs 3.9
Office REITs 3.5
Multi-Family Residential REITs 3.4
Self-Storage REITs 2.0
Residential REITs 1.5
Multi-Family Residentall REITs 1.3
Single-Family Residential REITs 1.3
Hotels, Resorts & Cruise Lines 1.1
Hotel & Resort REITs 0.6
Real Estate Development 0.4
Assets in Excess of Other Liabilities
*
2.2
Net Assets 100.0%
*       Includes short-term investments.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 6,041,661 $ — $ 6,041,661
Belgium — 1,397,355 — 1,397,355
Canada 1,104,411 — — 1,104,411
France — 4,810,684 — 4,810,684
Germany 378,477 651,908 — 1,030,385
Hong Kong — 4,025,226 — 4,025,226
Japan 305,992 9,083,815 — 9,389,807
Netherlands — 275,634 — 275,634
Singapore — 3,325,029 — 3,325,029
Spain — 549,560 — 549,560
Sweden 502,687 911,643 — 1,414,330
Switzerland — 442,965 — 442,965
United Kingdom 308,571 3,561,450 — 3,870,021
United States 65,365,300 — — 65,365,300
Total Common Stock 67,965,438 35,076,930 — 103,042,368
Short-Term Investments 1,029,964 1,597,903 — 2,627,867
Total Investments, at fair value $ 68,995,402 $ 36,674,833 $ — $ 105,670,235
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 22,419,983
Gross Unrealized Depreciation (2,805,127)
Net Unrealized Appreciation $ 19,614,856